                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

                Report for the Quarter Ended September 30, 2002.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kleinheinz Capital Partners, Inc.
Address:   201 Main Street, Suite 2001, Fort Worth, Texas 76102

13F File Number:

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James K. Phillips
Title:     Chief Financial Officer
Phone:     817-348-8100

Signature, Place, and Date of Signing:

  /S/ James K. Phillips         Fort Worth, Texas          October 28, 2002
  ---------------------         ---------------------      ----------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           50

Form 13F Information Table Value Total:           $146,786

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----



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                           FORM 13F INFORMATION TABLE

                           TITLE                                                                             VOTING AUTHORITY
                            OF                      VALUE      SHARES/   SH/  PUT/   INVSTMT   OTHER      ----------------------
NAME OF ISSUER             CLASS          CUSIP   (X$1,000)    PRN AMT   PRN  CALL   DSCRETN  MANAGERS    SOLE    SHARED    NONE
--------------             -----        --------- ---------    -------   ---  ----   -------  --------    ----    ------    ----
AT&T CORP                   COM         001957109   1,741      145,000    SH          SOLE              145,000
ACE LTD                     ORD         G0070K103     785       26,500    SH          SOLE               26,500
ADVANCED MICRO DEVICES      COM         007903107     534      100,000    SH          SOLE              100,000
  INC
ALLSCRIPTS HEALTHCARE       COM         01988P108     215       75,000    SH          SOLE               75,000
  SOLUTI
AMERICA MOVIL S A DE C V    SPON ADR    02364W105   1,631      135,000    SH          SOLE              135,000
                            L SHS
AMERICREDIT CORP            COM         03060R101  16,140    2,000,000    SH          SOLE            2,000,000
APOGENT TECHNOLOGIES INC    COM         03760A101   1,400       75,000    SH          SOLE               75,000
APRIA HEALTHCARE GROUP      COM         037933108   1,178       50,000    SH          SOLE               50,000
  INC
ARCHER DANIELS MIDLAND CO   COM         039483102     938       75,000    SH          SOLE               75,000
BRISTOL MYERS SQUIBB CO     COM         110122108   5,355      225,000    SH          SOLE              225,000
CENDANT CORP                COM         151313103     893       83,000    SH          SOLE               83,000
COMPANIA DE TELECOMUNICS    SPON ADR    204449300     656       75,000    SH          SOLE               75,000
  DE CHILE                  NEW
CONAGRA FOODS INC           COM         205887102   1,864       75,000    SH          SOLE               75,000
CORNING INC                 COM         219350105     160      100,000    SH          SOLE              100,000
DUPONT PHOTOMASKS INC       COM         26613X101     285       12,500    SH          SOLE               12,500
EBAY INC                    COM         278642103   1,584       30,000    SH          SOLE               30,000
ELECTRONIC DATA SYS NEW     COM         285661104   1,412      101,000    SH          SOLE              101,000
ENCORE ACQUISITION CO       COM         29255W100     744       45,200    SH          SOLE               45,200
ENDWAVE CORP                COM NEW     29264A206     140      173,112    SH          SOLE              173,112
FOUNDRY NETWORKS INC        COM         35063R100     274       50,000    SH          SOLE               50,000
GENERAL MTRS CORP           CL H NEW    370442832     915      100,000    SH          SOLE              100,000
GOLDEN TELECOM INC          ADR         38122G107     693       57,500    SH          SOLE               57,500
ICO HLDGS INC               COM         449293109     846      497,850    SH          SOLE              497,850
INTERTRUST TECHNOLOGIES     COM         46113Q109   2,233      700,000    SH          SOLE              700,000
  CORP
JONES APPAREL GROUP INC     COM         480074103     399       13,000    SH          SOLE               13,000
KNIGHTSBRIDGE TANKERS LTD   ORD         G5299G106   3,220      271,700    SH          SOLE              271,700
LOEWS CORP                  CAROLINA    540424207     564       30,000    SH          SOLE               30,000
                            GP STK
MORGAN STANLEY EMER MKTS    COM         61744H105   2,058      300,000    SH          SOLE              300,000
  DEB
NEWMONT MINING CORP         COM         651639106   2,751      100,000    SH          SOLE              100,000
NORDIC AMERICAN TANKER      COM         G65773106   1,859      175,000    SH          SOLE              175,000
  SHIPPING
OPEN JT STK                 SPONSOR-    68370R109   1,746       73,700    SH          SOLE               73,700
  CO-VIMPELCOMMUNIC         ED ADR
PARKER DRILLING CO          COM         701081101     330      150,000    SH          SOLE              150,000
PHILIP MORRIS COS INC       COM         718154107  11,640      300,000    SH          SOLE              300,000

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
QUICKSILVER RESOURCES INC   COM         74837R104   1,800      100,000    SH          SOLE              100,000
RENAISSANCE RE HLDGS LTD    COM         G7496G103     340        9,000    SH          SOLE                9,000
RESEARCH IN MOTION LTD      COM         760975102   2,449      260,000    SH          SOLE              260,000
REYNOLDS R J TOB HLDGS      COM         76182K105   1,008       25,000    SH          SOLE               25,000
  INC
SK TELECOM LTD              SPONSOR-    78440P108   1,274       60,000    SH          SOLE               60,000
                            ED ADR
SPDR TR                     UNIT SER    78462F103  49,074      600,000    SH          SOLE              600,000
                            1
STAMPS COM INC              COM         852857101     317       75,000    SH          SOLE               75,000
STORAGENETWORKS INC         COM         86211E103     116       92,750    SH          SOLE               92,750
SYMBOL TECHNOLOGIES INC     COM         871508107   1,227      160,000    SH          SOLE              160,000
TELEFONOS DE MEXICO S A     SPON ADR    879403780   2,956      105,000    SH          SOLE              105,000
                            ORD L
TYCO INTL LTD NEW           COM         902124106     183       13,000    SH          SOLE               13,000
US ONCOLOGY INC             COM         90338W103     811      100,000    SH          SOLE              100,000
VISX INC DEL                COM         92844S105  16,217    1,757,000    SH          SOLE            1,757,000
VODAFONE GROUP PLC NEW      SPONSOR-    92857W100     642       50,000    SH          SOLE               50,000
                            ED ADR
WESTCORP INC                COM         957907108     524       26,200    SH          SOLE               26,200
WHIRLPOOL CORP              COM         963320106     275        6,000    SH          SOLE                6,000
XM SATELLITE RADIO HLDGS    COM         983759101     390      100,000    SH          SOLE              100,000
  INC